CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 51,886	¥ 361,220		¥ 435,133	¥ 477,005
Total current assets	61,812	430,326		601,585	737,022
Non-current assets:
Property and equipment, net	9,209	64,112		97,195	105,502
Total non-current assets	38,129	265,453		644,999	1,017,537
TOTAL ASSETS	99,941	695,779		1,246,584	1,754,559
Current liabilities:
Accrued payroll and welfare payable	988	6,879		9,779	11,855
Accrued expenses and other liabilities	7,381	51,398		88,149	146,233
Total current liabilities	11,082	77,162		99,694	175,937
TOTAL LIABILITIES	16,066	111,861		111,634	223,197
Shareholders' equity:
Additional paid-in capital	365,896	2,547,293		2,431,924	2,295,111
Treasury shares	(20,653)	(143,780)		(143,780)	(143,780)
Accumulated other comprehensive income	20,323	141,484		137,736	116,051
Total 500.com Limited shareholders' equity	83,952	584,456		1,116,605	1,409,774
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	99,941	695,779		1,246,584	1,754,559
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	21	145		121	115
Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	1	6		28	28
Parent Company [Member]
Current assets:
Cash and cash equivalents	879	6,116	$ 1,772	12,338	1,304	¥ 341,671
Other current assets	1,307	9,101		7,348	20,257
Amounts Due From Intergroup Companies	73,998	515,160		506,418	400,659
Total current assets	76,184	530,377		526,104	422,220
Non-current assets:
Investment in subsidiaries and VIEs	8,918	62,087		605,167	1,060,273
Property and equipment, net	12	82		167	241
Total non-current assets	8,930	62,169		605,334	1,060,514
TOTAL ASSETS	85,114	592,546		1,131,438	1,482,734
Current liabilities:
Accrued payroll and welfare payable	56	390		369	544
Accrued expenses and other liabilities	451	3,139		9,452	68,015
Amounts due to intergroup companies	655	4,561		5,012	4,401
Total current liabilities	1,162	8,090		14,833	72,960
TOTAL LIABILITIES	1,162	8,090		14,833	72,960
Shareholders' equity:
Additional paid-in capital	365,896	2,547,293		2,431,924	2,295,111
Treasury shares	(20,653)	(143,780)		(143,780)	(143,780)
Accumulated other comprehensive income	20,323	141,484		137,736	116,051
Accumulated deficit and statutory reserve	(281,636)	(1,960,692)		(1,309,424)	(857,751)
Total 500.com Limited shareholders' equity	83,952	584,456		1,116,605	1,409,774
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	85,114	592,546		1,131,438	1,482,734
Parent Company [Member] | Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	21	145		121	115
Parent Company [Member] | Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	$ 1	¥ 6		¥ 28	¥ 28